December 6, 2004



Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re: American High-Income Trust
File Nos. 33-17917 and 811-5364

Dear Sir or Madam:

     Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 29, 2004 of the Registrant's Post-Effective Amendment No. 26 under the Act and Amendment No. 29 under the Investment Company Act of 1940.

Sincerely yours,



Julie F. Williams

Attachment

cc:      Linda Stirling


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